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Schedule of Investments
(unaudited)
Putnam Core Equity Fund 2
Notes to Schedule of Investments 9

PUTNAM FUNDS TRUT
Schedule of Investments (unaudited), January 31, 2026
Putnam Core Equity Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.7%
Aerospace & Defense 1.6%
a
Boeing Co. (The) ................................... United States 164,186 $ 38,373,552
Northrop Grumman Corp. ............................. United States 38,374 26,564,785
RTX Corp. ........................................ United States 161,012 32,352,141
97,290,478
Air Freight & Logistics 0.4%
FedEx Corp. ....................................... United States 83,045 26,761,251
Automobiles 2.5%
General Motors Co. .................................. United States 332,850 27,959,400
a
Tesla, Inc. ......................................... United States 282,242 121,479,779
149,439,179
Banks 5.4%
Bank of America Corp. ............................... United States 1,595,580 84,884,856
Citigroup, Inc. ...................................... United States 752,132 87,029,194
b
Fifth Third Bancorp .................................. United States 335,931 16,870,455
Five Star Bancorp ................................... United States 280,934 11,130,605
JPMorgan Chase & Co. ............................... United States 313,814 95,992,564
UMB Financial Corp. ................................. United States 222,720 28,316,621
324,224,295
Beverages 1.5%
Coca-Cola Co. (The) ................................. United States 881,489 65,944,192
Keurig Dr. Pepper, Inc. ............................... United States 499,846 13,715,774
Molson Coors Beverage Co. , B ......................... United States 240,792 11,567,648
91,227,614
Biotechnology 1.7%
AbbVie, Inc. ....................................... United States 244,573 54,542,225
Amgen, Inc. ....................................... United States 55,960 19,131,605
Regeneron Pharmaceuticals, Inc. ....................... United States 28,762 21,325,585
a
Vertex Pharmaceuticals, Inc. ........................... United States 20,057 9,424,784
104,424,199
Broadline Retail 4.1%
a
Amazon.com, Inc. ................................... United States 991,465 237,257,575
eBay, Inc. ......................................... United States 153,429 13,995,793
251,253,368
Building Products 0.1%
Owens Corning ..................................... United States 55,686 6,673,410
Capital Markets 6.3%
Ameriprise Financial, Inc. ............................. United States 89,245 47,049,072
Bank of New York Mellon Corp. (The) .................... United States 539,216 64,662,783
BlackRock, Inc. ..................................... United States 34,119 38,177,114
c
Goldman Sachs Group, Inc. (The) ....................... United States 122,667 114,743,938
Jefferies Financial Group, Inc. .......................... United States 101,573 6,214,236
KKR & Co., Inc. ..................................... United States 112,902 12,900,183
Morgan Stanley ..................................... United States 118,705 21,699,274
Raymond James Financial, Inc. ......................... United States 371,019 61,537,211
b
TPG, Inc. , A ....................................... United States 258,484 15,227,292
382,211,103
Chemicals 0.3%
DuPont de Nemours, Inc. ............................. United States 268,393 11,787,821

PUTNAM FUNDS TRUT
Schedule of Investments (unaudited)
Putnam Core Equity Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Chemicals (continued)
Eastman Chemical Co. ............................... United States 88,191 $ 6,113,400
17,901,221
Commercial Services & Supplies 0.2%
Cintas Corp. ....................................... United States 57,680 11,039,375
Communications Equipment 1.2%
Cisco Systems, Inc. ................................. United States 908,981 71,191,392
Consumer Staples Distribution & Retail 2.3%
Casey's General Stores, Inc. ........................... United States 30,316 18,386,654
Kroger Co. (The) .................................... United States 328,547 20,649,179
c
Target Corp. ....................................... United States 182,351 19,232,560
Walmart, Inc. ...................................... United States 682,440 81,305,901
139,574,294
Containers & Packaging 0.3%
Amcor plc ......................................... United States 342,522 15,156,598
Diversified Consumer Services 0.4%
ADT, Inc. .......................................... United States 1,332,689 10,661,512
Graham Holdings Co. , B .............................. United States 11,373 13,268,083
23,929,595
Diversified REITs 0.2%
Armada Hoffler Properties, Inc. ......................... United States 1,745,174 12,163,863
Diversified Telecommunication Services 0.7%
AT&T, Inc. ......................................... United States 1,594,796 41,799,603
Electric Utilities 2.3%
Constellation Energy Corp. ............................ United States 53,606 15,046,132
NextEra Energy, Inc. ................................. United States 338,347 29,740,701
NRG Energy, Inc. ................................... United States 334,213 51,010,930
PG&E Corp. ....................................... United States 2,927,395 45,140,431
140,938,194
Entertainment 1.5%
Electronic Arts, Inc. .................................. United States 73,611 15,010,755
a
Netflix, Inc. ........................................ United States 226,840 18,938,872
Universal Music Group NV ............................ Netherlands 805,608 19,751,537
Walt Disney Co. (The) ................................ United States 354,593 39,998,090
93,699,254
Financial Services 4.6%
Apollo Global Management, Inc. ........................ United States 387,556 52,141,784
a
Berkshire Hathaway, Inc. , B ............................ United States 212,767 102,240,927
Corebridge Financial, Inc. ............................. United States 636,695 19,629,307
Mastercard, Inc. , A .................................. United States 194,232 104,650,259
278,662,277
Food Products 0.2%
b
Hershey Co. (The) .................................. United States 63,853 12,435,372
Ground Transportation 0.9%
Union Pacific Corp. .................................. United States 244,038 57,373,334
Health Care Equipment & Supplies 0.5%
Becton Dickinson & Co. ............................... United States 45,036 9,163,925
a
Medline, Inc. , A ..................................... United States 26,658 1,178,284

PUTNAM FUNDS TRUT
Schedule of Investments (unaudited)
Putnam Core Equity Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
b
Medtronic plc ...................................... United States 179,720 $ 18,503,971
Medtronic plc ...................................... United States 28,284 2,912,121
31,758,301
Health Care Providers & Services 2.8%
CVS Health Corp. ................................... United States 289,158 21,548,054
a,b
Guardian Pharmacy Services, Inc. , A ..................... United States 508,135 15,345,677
HCA Healthcare, Inc. ................................. United States 27,104 13,234,070
McKesson Corp. .................................... United States 63,269 52,589,826
a
Tenet Healthcare Corp. ............................... United States 144,553 27,360,992
UnitedHealth Group, Inc. .............................. United States 127,685 36,636,657
166,715,276
Hotels, Restaurants & Leisure 2.1%
a
First Watch Restaurant Group, Inc. ...................... United States 270,621 4,327,230
Hilton Worldwide Holdings, Inc. ......................... United States 130,809 39,047,795
McDonald's Corp. ................................... United States 114,691 36,127,665
b,c
Vail Resorts, Inc. .................................... United States 76,456 10,174,000
a
Viking Holdings Ltd. ................................. United States 513,177 37,025,720
126,702,410
Household Durables 0.8%
a
Mohawk Industries, Inc. ............................... United States 53,258 6,304,682
PulteGroup, Inc. .................................... United States 345,473 43,215,218
49,519,900
Household Products 0.9%
b
Kimberly-Clark Corp. ................................. United States 116,735 11,672,333
Procter & Gamble Co. (The) ........................... United States 273,902 41,570,106
53,242,439
Industrial Conglomerates 0.5%
Honeywell International, Inc. ........................... United States 129,886 29,551,663
Insurance 0.8%
a,b
Arch Capital Group Ltd. ............................... United States 378,213 36,323,577
Assured Guaranty Ltd. ............................... United States 150,120 12,737,682
49,061,259
Interactive Media & Services 8.9%
Alphabet, Inc. , C .................................... United States 1,046,580 354,298,727
Meta Platforms, Inc. , A ............................... United States 254,334 182,230,311
536,529,038
IT Services 0.9%
a
Gartner, Inc. ....................................... United States 50,252 10,533,322
a
GoDaddy, Inc. , A .................................... United States 54,617 5,490,101
c
International Business Machines Corp. ................... United States 126,208 38,707,993
54,731,416
Life Sciences Tools & Services 0.6%
a,b
Bio-Rad Laboratories, Inc. , A ........................... United States 41,280 12,123,936
Thermo Fisher Scientific, Inc. .......................... United States 46,777 27,065,640
39,189,576
Machinery 1.3%
Deere & Co. ....................................... United States 39,386 20,795,808

PUTNAM FUNDS TRUT
Schedule of Investments (unaudited)
Putnam Core Equity Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
Otis Worldwide Corp. ................................ United States 571,705 $ 48,835,041
Snap-on, Inc. ...................................... United States 30,666 11,227,129
80,857,978
Media 0.5%
a
Charter Communications, Inc. , A ........................ United States 46,993 9,686,197
New York Times Co. (The) , A ........................... United States 251,464 18,434,826
28,121,023
Metals & Mining 1.1%
Freeport-McMoRan, Inc. .............................. United States 632,885 38,118,663
c
Nucor Corp. ....................................... United States 175,480 31,186,306
69,304,969
Mortgage Real Estate Investment Trusts (REITs) 0.3%
Starwood Property Trust, Inc. .......................... United States 961,524 17,240,125
Office REITs 0.2%
Highwoods Properties, Inc. ............................ United States 371,795 9,610,901
Oil, Gas & Consumable Fuels 2.8%
a
Antero Resources Corp. .............................. United States 703,134 25,572,984
ConocoPhillips ..................................... United States 375,110 39,097,715
Exxon Mobil Corp. ................................... United States 520,803 73,641,544
Permian Resources Corp. , A ........................... United States 1,171,840 18,901,779
Williams Cos., Inc. (The) .............................. United States 202,248 13,603,201
170,817,223
Passenger Airlines 1.0%
c
Southwest Airlines Co. ............................... United States 1,230,286 58,463,191
Pharmaceuticals 3.4%
AstraZeneca plc , ADR ................................ United Kingdom 196,614 18,239,881
b
Eli Lilly & Co. ...................................... United States 88,472 91,758,735
Johnson & Johnson ................................. United States 251,358 57,121,105
Merck & Co., Inc. ................................... United States 377,840 41,664,417
208,784,138
Real Estate Management & Development 1.3%
a
CBRE Group, Inc. , A ................................. United States 405,904 69,137,628
a
CoStar Group, Inc. .................................. United States 164,181 10,097,132
79,234,760
Semiconductors & Semiconductor Equipment 12.8%
a
Advanced Micro Devices, Inc. .......................... United States 27,540 6,519,544
Broadcom, Inc. ..................................... United States 463,321 153,498,247
a
Intel Corp. ......................................... United States 240,565 11,179,056
c
Lam Research Corp. ................................. United States 559,279 130,569,276
NVIDIA Corp. ...................................... United States 2,277,894 435,373,880
Qnity Electronics, Inc. ................................ United States 107,868 10,374,744
QUALCOMM, Inc. ................................... United States 183,217 27,773,865
775,288,612
Software 6.7%
a
Adobe, Inc. ........................................ United States 37,419 10,973,122
Microsoft Corp. ..................................... United States 749,180 322,364,662
Oracle Corp. ....................................... United States 186,440 30,684,295
a
Palantir Technologies, Inc. , A ........................... United States 67,100 9,836,189

PUTNAM FUNDS TRUT
Schedule of Investments (unaudited)
Putnam Core Equity Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
PicS NV , A ........................................ Brazil 139,337 $ 2,508,066
Salesforce, Inc. ..................................... United States 147,903 31,398,328
407,764,662
Specialized REITs 0.6%
c
Gaming and Leisure Properties, Inc. ..................... United States 814,918 36,467,580
Specialty Retail 1.6%
Best Buy Co., Inc. ................................... United States 253,427 16,498,098
a,b
Floor & Decor Holdings, Inc. , A ......................... United States 21,822 1,439,379
Home Depot, Inc. (The) ............................... United States 57,370 21,490,228
Lowe's Cos., Inc. .................................... United States 217,522 58,091,425
97,519,130
Technology Hardware, Storage & Peripherals 5.9%
Apple, Inc. ........................................ United States 1,381,048 358,354,335
Textiles, Apparel & Luxury Goods 0.2%
b
NIKE, Inc. , B ....................................... United States 145,854 9,015,236
Trading Companies & Distributors 0.5%
United Rentals, Inc. .................................. United States 35,662 27,889,824
Total Common Stocks (Cost $ 2,631,255,905 ) ..................................
5,921,104,234
Management Investment Companies 1.0%
Capital Markets 1.0%
a,b
iShares Expanded Tech-Software Sector ETF .............. United States 155,124 14,009,249
b
State Street Industrial Select Sector SPDR ETF ............ United States 300,550 49,722,992
63,732,241
Total Management Investment Companies (Cost $ 50,474,659 ) ..................
63,732,241
Total Long Term Investments (Cost $ 2,681,730,564 ) ...........................
5,984,836,475
a
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.0%
†
Puts - Over-the-Counter
Equity Options 0.0%
†
Lam Research Corp. , Counterparty GSCO , February Strike Price
$ 155.00 , Expires 2/20/26 ............................ 21,672,100 5,059,568,466 29,878
Nucor Corp. , Counterparty GSCO , February Strike Price $ 170.00 ,
Expires 2/20/26 ................................... 6,563,020 1,166,379,914 91,016
Target Corp. , Counterparty BOFA , February Strike Price $ 103.00 ,
Expires 2/20/26 ................................... 9,391,128 990,482,270 248,967
369,861
Total Options Purchased (Cost $ 1,209,970 ) ...................................
369,861

PUTNAM FUNDS TRUT
Schedule of Investments (unaudited)
Putnam Core Equity Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

Short Term Investments 2.4%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.2%
d,e
U.S. Treasury Bills , 3 .54% , 7/16/26 ...................... United States 14,500,000 $ 14,267,154
Total U.S. Government and Agency Securities (Cost $ 14,266,612 ) ...............
14,267,154
Shares
Management Investment Companies 1.2%
f,g
Putnam Short Term Investment Fund , Class P , 3.863% ....... United States 73,922,694 73,922,694
Total Management Investment Companies (Cost $ 73,922,694 ) ..................
73,922,694
Investments from Cash Collateral Received for
Loaned Securities 1.0%
Money Market Funds 1.0%
f,g
Putnam Cash Collateral Pool, LLC , 3.878% ................ United States 60,285,775 60,285,775
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 60,285,775 ) .........................................................
60,285,775
Total Short Term Investments (Cost $ 148,475,081 ) .............................
148,475,623
a
Total Investments (Cost $ 2,831,415,615 ) 101.1% ..............................
$6,133,681,959
Options Written (0.2) % .....................................................
(9,704,284)
Other Assets, less Liabilities (0.9) % .........................................
(62,995,685)
Net Assets 100.0% .........................................................
$6,060,981,990
a a a
Number of
Contracts
Notional
Amount
#
Options Written (0.2)%
Calls - Over-the-Counter
Equity Options (0.2)%
Gaming and Leisure Properties, Inc. , Counterparty CITI , April
Strike Price $ 45.00 , Expires 4/17/26 .................... 3,667,140 164,104,515 (100,205)
Goldman Sachs Group, Inc. (The) , Counterparty BOFA , April
Strike Price $ 980.00 , Expires 4/17/26 ................... 24,042,340 22,489,445,259 (780,294)
International Business Machines Corp. , Counterparty MSCO , April
Strike Price $ 330.00 , Expires 4/17/26 ................... 20,824,320 6,386,818,944 (634,195)
Lam Research Corp. , Counterparty GSCO , February Strike Price
$ 195.00 , Expires 2/20/26 ............................ 27,264,900 6,365,263,554 (5,726,686)
Nucor Corp. , Counterparty GSCO , February Strike Price $ 195.00 ,
Expires 2/20/26 ................................... 15,056,145 2,675,778,089 (52,330)
Southwest Airlines Co. , Counterparty GSCO , March Strike Price
$ 42.50 , Expires 3/20/26 ............................. 16,731,910 795,100,363 (2,339,170)
Target Corp. , Counterparty BOFA , February Strike Price $ 113.00 ,
Expires 2/20/26 ................................... 10,302,888 1,086,645,597 (68,644)
Vail Resorts, Inc. , Counterparty JPHQ , April Strike Price $ 175.00 ,
Expires 4/17/26 ................................... 936,250 124,586,788 (2,760)
(9,704,284)
Total Options Written (Premiums received $ 3,315,129 ) .........................
$ (9,704,284)

PUTNAM FUNDS TRUT
Schedule of Investments (unaudited)
Putnam Core Equity Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At January 31, 2026, the Fund had the following futures contracts outstanding.
See A bbreviations on page 12 .
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at January 31, 2026.
c
A portion or all of the security is held in connection with written option contracts open at period end.
d
The rate shown represents the yield at period end.
e
A portion or all of the security has been segregated as collateral for certain derivative contracts. At January 31, 2026, the value of this security pledged amounted to
$13,271,115, representing 0.2% of net assets.
f
See Note 3 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
Russell 2000 E-Mini Index ...................... Long 146 $ 19,159,580 3/20/26 $ (470,094)
S&P 500 E-Mini Index ......................... Long 30 10,448,625 3/20/26 109,368
Total Futures Contracts ...................................................................... $(360,726)
*
As of period end.

Putnam Funds Trust

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Putnam Funds Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of fourteen separate funds, one of which is included in this report (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At January 31, 2026, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended January 31,
2026, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Core Equity Fund
Non-Controlled Affiliates
Dividends
Putnam Government Money
Market Fund, Class G, 3.484% . $20,826,707 $— $(20,826,707) $— $— $— — $11
Putnam Short Term Investment
Fund, Class P, 3.863% ...... 197,369,048 386,467,398 (509,913,752) — — 73,922,694 73,922,694 4,091,477
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 3.878% ............. $91,911,951 $858,798,995 $(890,425,171) $— $— $60,285,775 60,285,775 $3,288,119
Total Affiliated Securities ... $310,107,706 $1,245,266,393 $(1,421,165,630) $— $— $134,208,469 $7,379,607
2. Financial Instrument Valuation
(continued)

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of January 31, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Core Equity Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ 97,290,478 $ — $ — $ 97,290,478
Air Freight & Logistics ................... 26,761,251 — — 26,761,251
Automobiles .......................... 149,439,179 — — 149,439,179
Banks ............................... 324,224,295 — — 324,224,295
Beverages ........................... 91,227,614 — — 91,227,614
Biotechnology ......................... 104,424,199 — — 104,424,199
Broadline Retail ....................... 251,253,368 — — 251,253,368
Building Products ...................... 6,673,410 — — 6,673,410
Capital Markets ........................ 382,211,103 — — 382,211,103
Chemicals ........................... 17,901,221 — — 17,901,221
Commercial Services & Supplies ........... 11,039,375 — — 11,039,375
Communications Equipment .............. 71,191,392 — — 71,191,392
Consumer Staples Distribution & Retail ...... 139,574,294 — — 139,574,294
Containers & Packaging ................. 15,156,598 — — 15,156,598
Diversified Consumer Services ............ 23,929,595 — — 23,929,595
Diversified REITs ...................... 12,163,863 — — 12,163,863
Diversified Telecommunication Services ..... 41,799,603 — — 41,799,603
Electric Utilities ........................ 140,938,194 — — 140,938,194
Entertainment ......................... 73,947,717 19,751,537 — 93,699,254
Financial Services ...................... 278,662,277 — — 278,662,277
Food Products ........................ 12,435,372 — — 12,435,372
Ground Transportation .................. 57,373,334 — — 57,373,334
Health Care Equipment & Supplies ......... 31,758,301 — — 31,758,301
Health Care Providers & Services .......... 166,715,276 — — 166,715,276
Hotels, Restaurants & Leisure ............. 126,702,410 — — 126,702,410
Household Durables .................... 49,519,900 — — 49,519,900
Household Products .................... 53,242,439 — — 53,242,439
Industrial Conglomerates ................ 29,551,663 — — 29,551,663
Insurance ............................ 49,061,259 — — 49,061,259
Interactive Media & Services .............. 536,529,038 — — 536,529,038
IT Services ........................... 54,731,416 — — 54,731,416
Life Sciences Tools & Services ............ 39,189,576 — — 39,189,576
Machinery ............................ 80,857,978 — — 80,857,978
Media ............................... 28,121,023 — — 28,121,023
Metals & Mining ....................... 69,304,969 — — 69,304,969
Mortgage Real Estate Investment Trusts
(REITs) ............................ 17,240,125 — — 17,240,125
Office REITs .......................... 9,610,901 — — 9,610,901
Oil, Gas & Consumable Fuels ............. 170,817,223 — — 170,817,223
Passenger Airlines ..................... 58,463,191 — — 58,463,191
Pharmaceuticals ....................... 208,784,138 — — 208,784,138
Real Estate Management & Development .... 79,234,760 — — 79,234,760
4. Fair Value Measurements
(continued)

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Level 1 Level 2 Level 3 Total
Putnam Core Equity Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Semiconductors & Semiconductor Equipment . $ 775,288,612 $ — $ — $ 775,288,612
Software ............................. 407,764,662 — — 407,764,662
Specialized REITs ...................... 36,467,580 — — 36,467,580
Specialty Retail ........................ 97,519,130 — — 97,519,130
Technology Hardware, Storage & Peripherals . 358,354,335 — — 358,354,335
Textiles, Apparel & Luxury Goods .......... 9,015,236 — — 9,015,236
Trading Companies & Distributors .......... 27,889,824 — — 27,889,824
Management Investment Companies ......... 63,732,241 — — 63,732,241
Options Purchased ....................... — 369,861 — 369,861
Short Term Investments ................... 73,922,694 74,552,929 — 148,475,623
Total Investments in Securities ........... $6,039,007,632 $94,674,327
b
$— $6,133,681,959
Other Financial Instruments:
Futures Contracts ....................... $109,368 $— $— $109,368
Total Other Financial Instruments ......... $109,368 $— $— $109,368
Liabilities:
Other Financial Instruments:
Options Written .......................... $— $9,704,284 $— $9,704,284
Futures Contracts ........................ 470,094 — — 470,094
Total Other Financial Instruments ......... $470,094 $9,704,284 $— $10,174,378
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $19,751,537, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Counterparty
BOFA
Bank of America NA
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Selected Portfolio
ADR
American Depositary Receipt
ETF
Exchange-Traded Fund
REIT
Real Estate Investment Trust
4. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.